AFD
                          ----------------------------
                                    EXCHANGE
                          ----------------------------
                                    RESERVES
                          ----------------------------

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2000

LETTER TO SHAREHOLDERS                                     AFD Exchange Reserves
================================================================================

October 23, 2000

Dear Shareholder:

This report provides an overview of economic conditions during AFD Exchange Reserves' annual reporting period ended September 30, 2000. AFD Exchange Reserves (the "Fund") serves as the money market fund exchange vehicle for the Alliance mutual funds. The Fund's investment objective is to provide maximum current income consistent with safety of principal and liquidity.

The Fund's net assets as of September 30, 2000 totaled approximately $979.9 million, and the average weighted maturity of the Fund's portfolio was 10 days.

ECONOMIC COMMENTARY

The Federal Reserve has held the Federal Funds rate steady at 6.5% since its 50 basis point increase on May 16, 2000.

The U.S. continues to expand robustly, having grown 5.1% in the first half of 2000. Strong consumer and business spending remain the pillars of U.S. expansion, offsetting poor trade performance. We expect 5.2% Gross Domestic Product (GDP) growth in 2000 slowing to 3.5% in 2001. The "soft landing" reflected in our moderate 2001 growth forecast will be the joint product of the 175 basis points' tightening by the Federal Reserve since early 1999, the equity market correction and the increase in oil prices. The impact of these three events on financing costs, wealth and real personal income has precipitated a slowing in consumer and business spending.

Headline inflation edged up in the third quarter due to higher crude oil prices. The total consumer price index (CPI) rose 3.5% year-over-year versus 3.3% in the second quarter. The underlying (ex-food and energy) CPI rose 2.6% versus 2.4% in the second quarter. Our analysis shows that oil prices currently represent little long-term inflationary danger; but recent developments in the Middle East highlight continuing risk. In our estimation, next year's 3.5% growth pace - 1% below the U.S. economy's potential rate of growth - will reduce inflation risks by unwinding the current tightness in the U.S. labor market and will help stabilize the U.S. current account deficit, which we expect to reach 5% of the GDP late this year.

The outlook is for steady Federal Reserve policy. The prospects for slower growth in 2001 are in line with the central bank's objectives. Once excess resource utilization is unwound in late 2001, the door will be open for a more accommodative policy.

We appreciate your continued interest in AFD Exchange Reserves.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President

--------------------------------------------------------------------------------
An investment in the Fund is not (i) insured or guaranteed by the U.S. government, (ii) a deposit or obligation of, or guaranteed or endorsed by any bank, or (iii) federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
September 30, 2000                                         AFD Exchange Reserves
================================================================================

 Principal
  Amount
   (000)   Security                      Yield                    Value
-----------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY
           OBLIGATIONS-25.5%
           Federal Home Loan Bank
$   17,500 2/09/01 MTN...............     6.40%            $ 17,498,566
    50,000 10/25/00..................     6.43               49,785,667
    40,000 10/06/00 FRN..............     6.96               39,999,626
           Federal Home Loan
           Mortgage Corp.
    27,026 11/14/00..................     6.44               26,813,275
           Federal National
           Mortgage Association
    37,800 10/02/00..................     6.32               37,793,364
    20,000 10/05/00 FRN MTN..........     6.93               19,999,893
           Student Loan Marketing
           Association
    17,500 10/04/00 FRN..............     6.93               17,499,930
    40,000 10/12/00 FRN..............     6.99               39,998,708
                                                           ------------
           Total U.S. Government
           Agency Obligations
           (amortized cost
           $249,389,029).............                       249,389,029
                                                           ------------
           COMMERCIAL PAPER-23.9%
           Allstate Corp.
     8,200 11/27/00..................     6.48                8,115,868
           Aluminum Co. of America
     8,200 11/01/00..................     6.50                8,154,103
           American Express Co.
     7,700 11/15/00..................     6.48                7,637,630
           Associates Corp. B.V.
     8,000 11/15/00..................     6.50                7,935,000
           AT&T Corp.
     8,200 11/27/00..................     6.48                8,115,868
           Bell Atlantic Network
           Funding
     7,600 11/01/00..................     6.53                7,557,265
           Campbell Soup Co.
     6,000 10/31/00..................     6.48                5,967,600
     2,800 12/07/00..................     6.55                2,765,867
           CS First Boston, Inc.
    10,000 10/25/00 (a)..............     6.75                9,955,000
           DaimlerChrysler Corp.
     5,900 11/29/00..................     6.49                5,837,245
     1,100 10/25/00..................     6.50                1,095,234
           Equilon Enterprises LLC
     7,000 10/02/00..................     6.70                6,998,697
           Florida Power Corp.
     7,800 10/24/00..................     6.54                7,767,409
           GE Capital International
           Funding
    20,000 11/15/00 (a)..............     6.51               19,837,250
           General Motors
           Acceptance Corp.
     7,800 11/15/00..................     6.49%               7,736,722
           Gillette Co.
     5,800 10/02/00..................     6.68                5,798,924
           Goldman Sachs Group L.P.
     7,800 11/15/00 (a)..............     6.50                7,736,625
           Home Depot Real Estate
           Funding
     8,000 11/06/00..................     6.77                7,945,840
           Illinois Tool Works, Inc.
     7,700 11/30/00..................     6.48                7,616,840
           National Rural Utility
           Corp.
     1,500 11/15/00..................     6.50                1,487,812
           Pfizer, Inc.
    20,000 10/30/00 (a)..............     6.47               19,895,761
           Philip Morris Capital
           Corp.
     8,200 10/27/00 (a)..............     6.50                8,161,505
           Potomac Electric Power
           Co.
     8,200 11/14/00..................     6.50                8,134,856
           Proctor & Gamble Co.
     7,700 10/16/00..................     6.51                7,679,114
           Sara Lee Corp.
     7,700 10/23/00..................     6.55                7,669,179
           SBC Communications, Inc.
     8,200 12/04/00..................     6.48                8,105,536
           Southern California
           Edison Co.
     4,935 10/31/00..................     6.50                4,908,269
           Tampa Electric Co.
     7,800 10/30/00..................     6.50                7,759,158
           Teacher's Insurance
     8,200 10/30/00..................     6.49                8,157,130
           Wal-Mart Stores, Inc.
     8,200 11/28/00..................     6.48                8,114,392
                                                           ------------
           Total Commercial Paper
           (amortized cost
           $234,647,699).............                       234,647,699
                                                           ------------
           CERTIFICATES OF
           DEPOSIT-2.9%
           First Tennessee Bank
     8,000 6.53%, 10/16/00...........     6.53                8,000,000
           State Street Bank & Trust
    20,000 6.59%, 12/29/00...........     6.59               20,000,000
                                                           ------------
           Total Certificates of Deposit
           (amortized cost
           $28,000,000)..............                        28,000,000
                                                           ------------

                                                           AFD Exchange Reserves
================================================================================

                                                                  Value
-----------------------------------------------------------------------
           TOTAL INVESTMENTS-52.3%
           (amortized cost
           $512,036,728).............                      $512,036,728

           Other assets less
           liabilities-47.7%.........                       467,812,662
                                                           ------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           680,460,971 Class A shares;
           168,773,762 Class B shares;
           128,783,050 Class C shares
           and 1,786,356 Advisor Class
           shares outstanding).......                      $979,849,390
                                                           ============

--------------------------------------------------------------------------------

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, these securities amounted to $65,586,141, representing 6.7% of net assets.

      Glossary of Terms:

      FRN - Floating Rate Note

      MTN - Medium Term Note

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000                                         AFD Exchange Reserves
================================================================================

ASSETS
   Investments in securities, at value (cost $512,036,728) ..........................   $  512,036,728
   Cash .............................................................................        1,181,177
   Receivable for shares of beneficial interest sold ................................      493,433,217
   Interest receivable ..............................................................        2,083,931
                                                                                         -------------
   Total assets .....................................................................    1,008,735,053
                                                                                         -------------
LIABILITIES
   Payable for shares of beneficial interest redeemed ...............................       28,083,950
   Distribution fee payable .........................................................          397,519
   Advisory fee payable .............................................................          154,480
   Accrued expenses .................................................................          249,714
                                                                                         -------------
   Total liabilities ................................................................       28,885,663
                                                                                         -------------
NET ASSETS ..........................................................................   $  979,849,390
                                                                                        ==============
COMPOSITION OF NET ASSETS
   Capital shares ...................................................................   $  979,804,139
   Accumulated net realized gain on investment transactions .........................           45,251
                                                                                         -------------
                                                                                        $  979,849,390
                                                                                        ==============
CALCULATION OF MAXIMUM OFFERING PRICE
   Class A Shares
   Net asset value and offering price per share ($680,482,256 / 680,460,971 shares of
     beneficial interest issued and outstanding) ......................................          $1.00
                                                                                                 =====
   Class B Shares
   Net asset value and offering price per share ($168,792,354 / 168,773,762 shares of
     beneficial interest issued and outstanding) ......................................          $1.00
                                                                                                 =====
   Class C Shares
   Net asset value and offering price per share ($128,788,051 / 128,783,050 shares of
     beneficial interest issued and outstanding) ......................................          $1.00
                                                                                                 =====
   Advisor Class Shares
   Net asset value and offering price per share ($1,786,729 / 1,786,356 shares of
     beneficial interest issued and outstanding) ......................................          $1.00
                                                                                                 =====

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended September 30, 2000                              AFD Exchange Reserves
================================================================================

INVESTMENT INCOME
   Interest......................................                    $44,262,169
EXPENSES
   Advisory fee..................................  $ 1,815,474
   Distribution fee - Class A....................    2,080,754
   Distribution fee - Class B....................    2,096,130
   Distribution fee - Class C....................      720,563
   Transfer agency...............................      797,377
   Registration fees.............................      357,608
   Custodian.....................................      256,173
   Printing......................................      121,138
   Administrative................................      102,043
   Audit and legal...............................       75,312
   Trustees' fees................................       28,467
   Miscellaneous.................................       11,895
                                                   -----------
   Total expenses................................                      8,462,934
                                                                     -----------
   Net investment income.........................                     35,799,235
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions..                         38,934
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......                    $35,838,169
                                                                     ===========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                        AFD Exchange Reserves
================================================================================

                                                    Year Ended      Year Ended
                                                   September 30,   September 30,
                                                       2000            1999
                                                   =============   =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income.........................  $ 35,799,235    $ 19,166,124
   Net realized gain on investment transactions..        38,934           7,937
                                                   ------------    ------------
   Net increase in net assets from operations....    35,838,169      19,174,061
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income
      Class A....................................   (21,378,152)     (8,793,553)
      Class B....................................    (9,518,947)     (6,755,553)
      Class C....................................    (4,661,494)     (3,331,654)
      Advisor Class..............................      (240,642)       (285,364)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase..................................   282,748,013     248,788,147
                                                   ------------    ------------
   Total increase................................   282,786,947     248,796,084
NET ASSETS
   Beginning of period...........................   697,062,443     448,266,359
                                                   ------------    ------------
   End of period.................................  $979,849,390    $697,062,443
                                                   ============    ============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2000                                         AFD Exchange Reserves
================================================================================

NOTE A: Significant Accounting Policies

AFD Exchange Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange for Class B shares of other Alliance Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset

NOTES TO FINANCIAL STATEMENTS (continued)                  AFD Exchange Reserves
================================================================================

value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and other Transactions with Affiliates

The Fund pays its Adviser, Alliance Capital Management L.P. an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets;
 .24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended September 30, 2000, such reimbursements totaled $102,043.

For the year ended September 30, 2000, the Fund's expenses were reduced by $32,559 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $366,005 from the sales of Class A shares and $573,469, $1,629,554, and $148,940 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B, and Class C shares, respectively, for the year ended September 30, 2000.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $609,014 for the year ended September 30, 2000.

--------------------------------------------------------------------------------

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At September 30, 2000, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes.

                                                           AFD Exchange Reserves
================================================================================

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At September 30, 2000, capital paid-in aggregated $680,460,971 for Class A, $168,773,762 for Class B, $128,783,050 for Class C and $1,786,356 for Advisor Class. Transactions, all at $1.00 per share, were as follows:

                                             ----------------------------------
                                                           CLASS A
                                             ----------------------------------
                                               Year Ended          Year Ended
                                              September 30,       September 30,
                                                  2000                1999
                                             ===============    ===============

Shares sold ...............................   23,131,444,029      7,526,806,604
Shares issued on reinvestments of dividends       21,378,152          8,793,553
Shares converted from Class B .............        4,284,931          5,089,768
Shares redeemed ...........................  (22,766,332,226)    (7,419,466,877)
                                             ---------------    ---------------
Net increase ..............................      390,774,886        121,223,048
                                             ===============    ===============

                                             ----------------------------------
                                                           CLASS B
                                             ----------------------------------
                                               Year Ended          Year Ended
                                              September 30,       September 30,
                                                  2000                1999
                                             ===============    ===============

Shares sold ...............................      649,983,177        691,292,049
Shares issued on reinvestments of dividends        9,518,947          6,755,553
Shares converted to Class A ...............       (4,284,931)        (5,089,768)
Shares redeemed ...........................     (753,934,690)      (577,199,891)
                                             ---------------    ---------------
Net increase (decrease) ...................      (98,717,497)       115,757,943
                                             ===============    ===============

                                             ----------------------------------
                                                           CLASS C
                                             ----------------------------------
                                               Year Ended          Year Ended
                                              September 30,       September 30,
                                                  2000                1999
                                             ===============    ===============

Shares sold ...............................    3,783,586,471      2,430,472,681
Shares issued on reinvestments of dividends        4,661,494          3,331,654
Shares redeemed ...........................   (3,787,767,837)    (2,430,333,424)
                                             ---------------    ---------------
Net increase ..............................          480,128          3,470,911
                                             ===============    ===============

                                             ----------------------------------
                                                        ADVISOR CLASS
                                             ----------------------------------
                                               Year Ended          Year Ended
                                              September 30,       September 30,
                                                  2000                1999
                                             ===============    ===============

Shares sold ...............................      275,642,828        255,695,937
Shares issued on reinvestments of dividends          240,642            285,364
Shares redeemed ...........................     (285,672,974)      (247,645,056)
                                             ---------------    ---------------
Net increase (decrease) ...................       (9,789,504)         8,336,245
                                             ===============    ===============

FINANCIAL HIGHLIGHTS                                       AFD Exchange Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         --------------------------------------------------------
                                                                                 CLASS A
                                                         --------------------------------------------------------
                                                                         Year Ended September 30,
                                                         ========================================================
                                                           2000        1999        1998        1997        1996
                                                         ========    ========    ========    ========    ========
Net asset value, beginning of period .................   $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                         -------     -------     -------     -------     -------
Income from Investment Operations
Net investment income ................................     .0511       .0408       .0454       .0411       .0416
                                                         -------     -------     -------     -------     -------
Less: Dividends
Dividends from net investment income .................    (.0511)     (.0408)     (.0454)     (.0411)     (.0416)
                                                         -------     -------     -------     -------     -------
Net asset value, end of period .......................   $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                         =======     =======     =======     =======     =======
Total Return
Total investment return based on net asset value (a) .      5.24%       4.16%       4.64%       4.19%       4.24%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............      $680        $290        $168         $41         $41
Ratio of expenses to average net assets ..............       .99%        .99%       1.06%       1.38%       1.29%
Ratio of net investment income to average net assets .      5.14%       4.06%       4.56%       4.10%       4.15%

                                                         --------------------------------------------------------
                                                                                 CLASS B
                                                         --------------------------------------------------------
                                                                         Year Ended September 30,
                                                         ========================================================
                                                           2000        1999        1998        1997        1996
                                                         ========    ========    ========    ========    ========
Net asset value, beginning of period .................   $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                         -------     -------     -------     -------     -------
Income from Investment Operations
Net investment income ................................     .0461       .0357       .0404       .0361       .0366
                                                         -------     -------     -------     -------     -------
Less: Dividends
Dividends from net investment income .................    (.0461)     (.0357)     (.0404)     (.0361)     (.0366)
                                                         -------     -------     -------     -------     -------
Net asset value, end of period .......................   $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                         =======     =======     =======     =======     =======
Total Return
Total investment return based on net asset value (a) .      4.72%       3.64%       4.13%       3.67%       3.72%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............      $169        $267        $152         $74         $65
Ratio of expenses to average net assets ..............      1.50%       1.50%       1.58%       1.88%       1.79%
Ratio of net investment income to average net assets .      4.54%       3.57%       4.05%       3.61%       3.67%

--------------------------------------------------------------------------------

See footnote summary on page 11.

                                                           AFD Exchange Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         --------------------------------------------------------
                                                                                 CLASS C
                                                         --------------------------------------------------------
                                                                         Year Ended September 30,
                                                         ========================================================
                                                           2000        1999        1998        1997        1996
                                                         ========    ========    ========    ========    ========
Net asset value, beginning of period .................   $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                         -------     -------     -------     -------     -------
Income from Investment Operations
Net investment income ................................     .0486       .0383       .0430       .0386       .0390
                                                         -------     -------     -------     -------     -------
Less: Dividends
Dividends from net investment income .................    (.0486)     (.0383)     (.0430)     (.0386)     (.0390)
                                                         -------     -------     -------     -------     -------
Net asset value, end of period .......................   $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                         =======     =======     =======     =======     =======
Total Return
Total investment return based on net asset value (a) .      4.98%       3.90%       4.39%       3.93%       3.98%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............      $129        $128        $125         $24         $13
Ratio of expenses to average net assets ..............      1.24%       1.24%       1.29%       1.61%       1.55%
Ratio of net investment income to average net assets .      4.85%       3.86%       4.34%       3.90%       3.89%

                                                       ---------------------------------------------
                                                                       ADVISOR CLASS
                                                       ---------------------------------------------
                                                                                       January 30,
                                                                                         1997(b)
                                                          Year Ended September 30,          to
                                                       ==============================  September 30,
                                                         2000       1999        1998       1997
                                                       =======    =======     =======  =============
Net asset value, beginning of period ...............   $  1.00    $  1.00     $  1.00     $  1.00
                                                       -------    -------     -------     -------
Income from Investment Operations
Net investment income ..............................     .0561      .0458       .0505       .0254
                                                       -------    -------     -------     -------
Less: Dividends
Dividends from net investment income ...............    (.0561)    (.0458)     (.0505)     (.0254)
                                                       -------    -------     -------     -------
Net asset value, end of period .....................   $  1.00    $  1.00     $  1.00     $  1.00
                                                       =======    =======     =======     =======
Total Return
Total investment return based on net asset value (a)      5.77%      4.68%       5.18%       3.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands) ...........    $1,787    $11,576      $3,240         $35
Ratio of expenses to average net assets ............       .47%       .49%        .55%        .88%(c)
Ratio of net investment income to average net assets      5.53%      4.57%       5.08%       4.15%(c)

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(b)   Commencement of distribution.

(c)   Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                          AFD Exchange Reserves
================================================================================

To the Board of Trustees and Shareholders of AFD Exchange Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AFD Exchange Reserves (the "Fund") at September 30, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years in the period ended September 30, 1998, were audited by other independent accountants whose report dated October 16, 1998 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
October 27, 2000

                                                           AFD Exchange Reserves
================================================================================

AFD Exchange Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------

      Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

THE ALLIANCE FAMILY OF MUTUAL FUNDS
================================================================================

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

The Spain Fund
ACM Municipal Securities Income Fund
All-Market Advantage Fund
ACM Government Income Fund
ACM Managed Income Fund
The Southern Africa Fund
The Austria Fund
World Dollar Government Fund
ACM Managed Dollar Income Fund
The Korean Investment Fund
World Dollar Government Fund II

AFD Exchange Reserves serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

                                                                        AFDSR900
                                                                          001129